Share-based plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-based plans
Summary of overview of plans

	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Members of the Management Board	Other Plan participants	Members of the Management Board	Other Plan participants	Members of the Management Board and other plan participants
Grant in the years	2020–2023	2019–2021	2019	2019	2016–2018
Months in which a Grant may occur	November (2020), March (2021– 2023)(1)	July, December	July, December	February	July, December
(1)	If the appointment as a member of the Management Board comes into effect after the regular grant date in March, the grant date may differ.

Summary of performance targets to be applied for the fiscal year for Performance Shares granted

The performance targets to be applied for the fiscal year for Performance Shares granted in the fiscal year under the MB LTIP 2020 and under the LTIP 2019 are presented in the table below.

	Growth/ROIC	Target achievement	Weight
Performance target 1:	≤ 1%	0%
Revenue Growth	6%	100%	1/3
	≥ 11%	200%
Performance target 2:	≤ 0%	0%
Net Income Growth	5%	100%	1/3
	≥ 10%	200%
Performance target 3:	≤ 5.5%	0%
ROIC	6%	100%	1/3
	≥ 6.5%	200%

Summary of information on holdings under share-based plans

At December 31, 2020 and 2019, the members of the Management Board and plan participants other than the members of the Management Board held the following Performance Shares under the share-based plans:

Performance Shares
	2020			2019
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
MB LTIP 2020	159,607	—	159,607	—	—	—
LTIP 2019	8,869	1,522,102	1,530,971	—	797,659	797,659
MB LTIP 2019	102,435	12,564	114,999	102,435	12,564	114,999
NxStage LTIP	—	40,530	40,530	—	45,007	45,007
LTIP 2016	135,473	947,133	1,082,606	211,878	1,747,142	1,959,020

Schedule of reconciliations for stock options outstanding

Transactions

		Weighted
		average
		exercise
	Options	price
Stock options for shares	(in thousands)	€
Balance at December 31, 2018	3,896	68.85
Granted	—	—
Exercised(1)	329	51.72
Forfeited	78	75.08
Balance at December 31, 2019	3,489	70.32
Granted	—	—
Exercised(2)	235	53.00
Expired	53	75.65
Balance at December 31, 2020	3,201	71.50
(1)	The average share price at the date of exercise of the options was €67.62.
(2)	The average share price at the date of exercise of the options was €71.75.

Summary of fully vested options outstanding and exercisable by price range

Stock options 2020

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 - 50.00	630,870	1.44	49.91	630,870	49.91
50.01 - 55.00	—	—	—	—	—
55.01 - 60.00	31,080	1.92	58.63	31,080	58.63
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,539,124	2.58	77.03	2,539,124	77.03
	3,201,074	2.35	71.50	3,201,074	71.50

Stock options 2019

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 - 50.00	767,001	2.38	49.90	767,001	49.90
50.01 - 55.00	825	0.93	52.27	825	52.27
55.01 - 60.00	133,375	1.24	57.68	133,375	57.68
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,587,788	3.58	77.03	2,587,788	77.03
	3,488,989	3.23	70.32	3,488,989	70.32

Summary of compensation expense recognized for Performance Shares

Compensation expense related to cash-settled plans
in € THOUS
	2020	2019	2018
MB LTIP 2020	2,115	—	—
LTIP 2019	13,689	4,771	—
MB LTIP 2019	820	656	—
NxStage LTIP	513	572	—
LTIP 2016	21,864	30,304	4,152
LTIP 2011	1,894	5,724	(8,799)